Subsequent Event	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Event
(24)	Subsequent Event

On February 12, 2016, the Kentucky Department of Financial Institutions granted Heritage Bank permission to pay a $2.0 million cash dividend from the Bank to the Corporation. The Bank will pay the dividend in one lump sum in 2016.